Related Party Transactions and Commitments - Additional Information (Details)						1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 07, 2023 USD ($) shares	May 31, 2021 USD ($)	May 06, 2021 USD ($)	May 05, 2021 USD ($)	Mar. 09, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Mar. 31, 2019 Property	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) ft² a	Jun. 30, 2021 USD ($) ft² a Property $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Purchased from related parties														$ 0	$ 668,000
Due to related parties														0	25,000
Amount collected on related party's														0	1,600,000
Accrued interest paid			$ 67,000
Receivable with imputed interest, net amount									$ 5,547,000		$ 5,547,000
Restricted stock units | shares	100,000
Payments for consulting fees														0	20,000
Payments to Sonoma Brands Partners II, LLC											231,500	$ 168,700
Revenue from related parties														815,000	1,200,000
Related party, management fees													$ 0	407,000.0	429,000
Related party transaction, amounts of transaction													0	65,000.0	943,000
Payment to capital markets and mergers and acquisitions									50,000.0	$ 0	150,000.0	0	50,500	0
Other expenses									140,300	90,800	360,100	286,500	398,400	298,000.0	444,000
Payments related to sponsorship and marketing services									87,000.0	87,000.0	261,000.0	279,000.0	341,900	360,000.0	380,000
Operating lease, payments											39,200,000
Operating leases, rent expense													7,600,000	7,400,000	6,800,000
Purchases under contract									$ 17,900,000	$ 47,900,000	$ 9,200,000	$ 30,400,000	41,700,000	$ 35,500,000	48,000,000.0
Convertible Notes Payable
Related Party Transaction [Line Items]
Accrued interest paid		$ 900,000			$ 300,000
Convertible notes, related parties																		$ 9,000,000.0
Principal amount paid		9,000,000.0			$ 500,000
Repayment terms														(i) thirty (30) days prior to maturity, (ii) thirty days following holders receipt of notice from us of our intent to prepay all or part of the outstanding balance or (iii) thirty days following any event of default or change in control.
Remaining aggregate principal amount		1,000,000.0
Remaining periodic principal amount paid		500,000
Remaining periodic accrued interest paid		10,000
Shares issued, price per share | $ / shares														$ 20.14
Aggregate principal amount		$ 9,000,000.0
Related Party Convertible Notes
Related Party Transaction [Line Items]
Convertible notes, related parties																		$ 1,000,000.0
Interest expense, Related party														$ 1,200,000	$ 850,000
Secured Promissory Note
Related Party Transaction [Line Items]
Convertible notes							$ 15,000,000.0
Debt instrument, maturity period							Sep. 25, 2019
Interest receivable							$ 204,000
Accounts Payable, Interest-bearing, Interest rate							10.00%
Prime Rate
Related Party Transaction [Line Items]
Accounts Payable, Interest-bearing, Interest rate																		4.00%
Prime Rate | Convertible Notes Payable
Related Party Transaction [Line Items]
Accounts Payable, Interest-bearing, Interest rate														7.25%	7.25%
Kunde
Related Party Transaction [Line Items]
Principal amount paid													5,800,000	$ 5,800,000
Revenue from related parties													$ 0	$ 1,700,000	$ 0
Business acquisition date													Apr. 19, 2021
Board of Directors Chairman
Related Party Transaction [Line Items]
Annual base salary	$ 250,000
Interim Chief Executive Officer
Related Party Transaction [Line Items]
Annual base salary	$ 17,500
Concourse Warehouse Lease
Related Party Transaction [Line Items]
Lessor, operating lease, term of contract													5 years	5 years
Annual rent increase percentage													0.03%	3.00%
Operating lease, payments													$ 103,000.0	$ 103,000
Operating leases, rent expense													$ 0	$ 344,000.0	1,400,000
Swanson Lease
Related Party Transaction [Line Items]
Escalation provisions percentage													3.00%	3.00%
Operating lease, payments													$ 51,000.0	$ 51,000
Operating leases, rent expense														605,000.0	703,000
Payment to purchase leased property													$ 6,000,000.0	$ 6,000,000.0
Lease termination fees				$ 0
Cash consideration received				$ 500,000.0
ZR Waverly Lease
Related Party Transaction [Line Items]
Lease expiration													2023-05	2023-05
Operating lease, payments													$ 12,000.0	$ 12,000
Operating leases, rent expense														65,000.0	156,000
Payment to purchase leased property						$ 1,500,000							$ 1,500,000	$ 1,500,000
Laetitia Development Agreement
Related Party Transaction [Line Items]
Number of homesites | Property								6						6
Rights expiration date													Mar. 15, 2022	Mar. 15, 2022
Profit entitlement percentage								25.00%
Firesteed put-call Agreement
Related Party Transaction [Line Items]
Area of land | a													200	200
Amount of Estimated Consideration													$ 6,100,000	$ 6,100,000
Lease Agreements for Non-cancelable Operating Leases | Minimum
Related Party Transaction [Line Items]
Lessor, operating lease, term of contract													2 years
Lease expiration date													Dec. 31, 2021
Lease Agreements for Non-cancelable Operating Leases | Minimum | Two Lease Renewal Periods
Related Party Transaction [Line Items]
Renewal terms													5 years
Lease Agreements for Non-cancelable Operating Leases | Maximum
Related Party Transaction [Line Items]
Lessor, operating lease, term of contract													15 years
Lease expiration													2031-11
Lease Agreements for Non-cancelable Operating Leases | Maximum | Two Lease Renewal Periods
Related Party Transaction [Line Items]
Renewal terms													10 years
Lease Agreements for Non-cancelable Operating Leases | Maximum | Other Leases Renewal Periods
Related Party Transaction [Line Items]
Renewal terms													5 years
Convertible Promissory Note
Related Party Transaction [Line Items]
Convertible notes, related parties							$ 9,000,000.0
Receivables
Related Party Transaction [Line Items]
Revenue from related parties														$ 0
Notes Receivable
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount																	$ 756,000
Revenue from related parties															$ 325,000
Notes Receivable | Executive Officer
Related Party Transaction [Line Items]
Receivable with imputed interest, Effective yield (interest rate)																4.00%
Receivable with imputed interest, face amount																$ 670,000
Office Building | Concourse Warehouse Lease
Related Party Transaction [Line Items]
Land subject to ground leases | ft²													15,000	15,000
Warehouse
Related Party Transaction [Line Items]
Revenue from related parties													$ 0	$ 815,000.0
Warehouse | Concourse Warehouse Lease
Related Party Transaction [Line Items]
Land subject to ground leases | ft²													80,000	80,000